Derivative financial instruments - Embedded derivatives (Details) - Sociedad Minera Cerro Verde S.A.A. item in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item
Disclosure Of Embedded derivatives [Line Items]
Derivative financial asset liabilities	$ 137,070,000	$ (37,604,000)
Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	193,719	182,734
Embedded derivatives, maturity	January to May 2026	January to May 2025
Derivative financial asset liabilities	$ 143,536,000	$ (33,125,000)
Copper concentrate [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 4.374	$ 4.015
Forward pricing	5.623	3.934
Copper concentrate [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 5.384	$ 4.41
Forward pricing	5.654	3.998
Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	3,750	1,764
Embedded derivatives, maturity	January 2026	January 2025
Provisional pricing	$ 5.672
Forward pricing	5.654	3.934
Derivative financial asset liabilities	$ (65,000)	$ (136,000)
Copper cathode [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing		$ 4.011
Molybdenum [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	6,856	5,912
Embedded derivatives, maturity	January to April 2026	January to April 2025
Forward pricing	19.023	18.546
Derivative financial asset liabilities	$ (16,004,000)	$ (2,885,000)
Molybdenum [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	19.558	18.63
Molybdenum [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 22.435	$ 19.279
Silver [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	560	725
Embedded derivatives, maturity	January to March 2026	January to May 2025
Derivative financial asset liabilities	$ 9,603,000	$ (1,458,000)
Silver [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 45.73	$ 29.792
Forward pricing	72.22	29.06
Silver [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 67	$ 32.836
Forward pricing	72.75	29.67